IFRS 7 Disclosures - Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders Arising from Changes to Public Equity Returns (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
-30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	$ (1,100)	$ (2,560)
General fund equity investments	(1,520)	(1,430)
Total underlying sensitivity before hedging	(2,620)	(3,990)
Impact of macro and dynamic hedge assets	850	2,060
Net potential impact on net income attributed to shareholders after impact of hedging	(1,770)	(1,930)
-20% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(660)	(1,480)
General fund equity investments	(1,010)	(890)
Total underlying sensitivity before hedging	(1,670)	(2,370)
Impact of macro and dynamic hedge assets	530	1,190
Net potential impact on net income attributed to shareholders after impact of hedging	(1,140)	(1,180)
-10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	(300)	(630)
General fund equity investments	(500)	(440)
Total underlying sensitivity before hedging	(800)	(1,070)
Impact of macro and dynamic hedge assets	240	500
Net potential impact on net income attributed to shareholders after impact of hedging	(560)	(570)
+10% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	240	440
General fund equity investments	420	450
Total underlying sensitivity before hedging	660	890
Impact of macro and dynamic hedge assets	(230)	(470)
Net potential impact on net income attributed to shareholders after impact of hedging	430	420
20% change in market value equity.
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	450	750
General fund equity investments	820	880
Total underlying sensitivity before hedging	1,270	1,630
Impact of macro and dynamic hedge assets	(420)	(820)
Net potential impact on net income attributed to shareholders after impact of hedging	850	810
+30% [member]
Schedule of Potential Immediate Impact on Net Income Attributed to Shareholders by Changes to Public Equity Returns [line items]
Variable annuity guarantees	610	960
General fund equity investments	1,220	1,320
Total underlying sensitivity before hedging	1,830	2,280
Impact of macro and dynamic hedge assets	(570)	(1,110)
Net potential impact on net income attributed to shareholders after impact of hedging	$ 1,260	$ 1,170